Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC	Mar. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Dec. 31, 2011 VERSO PAPER HOLDINGS LLC	Dec. 31, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Mar. 31, 2013 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 29, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC	Mar. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Dec. 31, 2011 VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Verso Paper Finance Holdings LLC	Mar. 31, 2013 Verso Paper Finance Holdings LLC	Dec. 31, 2013 Verso Paper Finance Holdings LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC	Dec. 31, 2011 Verso Paper Finance Holdings LLC	Dec. 29, 2010 Verso Paper Finance Holdings LLC	Dec. 31, 2010 Verso Paper Finance Holdings LLC VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2013 Verso Paper Finance Holdings LLC VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC VERSO PAPER HOLDINGS LLC Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Mar. 31, 2014 Paid-in Capital VERSO PAPER HOLDINGS LLC	Mar. 31, 2013 Paid-in Capital VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Paid-in Capital VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 Paid-in Capital VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC		Jan. 31, 2013 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC		Jan. 31, 2013 Senior Unsecured Term Loan Verso Paper Finance Holdings LLC	Mar. 31, 2014 Management Agreement	Dec. 31, 2013 Management Agreement
Related Party Transaction [Line Items]
Management agreement expiration date	Jun. 01, 2017	Jun. 01, 2017																																							Aug. 01, 2018	Aug. 01, 2018
Management fee as a percentage of aggregate enterprise value																																									1.00%	1.00%
Notes, maturity date									Dec. 29, 2040	Dec. 29, 2040		Dec. 29, 2040											Dec. 29, 2040				Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040					Jan. 15, 2019	Jan. 15, 2019	[1]
Principal amount of debt issued																																					$ 72,900,000			$ 85,800,000
Return of capital				80,000	(94,878,000)	(94,878,000)	776,000																							80,000	(94,878,000)	(94,878,000)	776,000
Long-term debt		1,235,167,000	1,248,458,000	1,369,473,000		1,271,782,000	1,187,052,000			23,305,000		23,305,000	23,305,000		23,305,000						23,305,000		23,305,000	23,305,000		23,305,000								425,727,000	426,076,000	[1]		341,493,000	[1]
Related party debt, stated interest rate									6.50%						6.50%											6.50%	6.50%	6.50%	6.50%					11.75%	11.75%	[1]
Long-term notes receivable from a related party				23,305,000		23,305,000	23,305,000									23,300,000		23,300,000	23,305,000		23,305,000		23,305,000	23,305,000
Accrued interest receivable from a related party																100,000		100,000	100,000		100,000		100,000	100,000
Accrued interest payable to a related party										100,000		100,000	100,000
Interest income recognized from transactions with a related party																400,000	400,000	1,500,000	1,500,000	1,500,000	400,000	400,000	1,500,000	1,500,000	1,500,000
Interest expense incurred from transactions with a related party										400,000	400,000	1,500,000	1,500,000	1,500,000
Capital contribution from a parent				80,000	0	0	776,000	0
Distribution To Parent						$ 100,000

[1]	Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012